Note 1 - Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1. Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of Costamare Inc. (“Costamare”) and its wholly-owned subsidiaries (collectively, the “Company”). Costamare is organized under the laws of the Republic of the Marshall Islands.

On November 4, 2010, Costamare completed its initial public offering (“Initial Public Offering”) in the United States under the United States Securities Act of 1933, as amended (the “Securities Act”). During the six-month period ended June 30, 2021, the Company issued 299,200 shares to Costamare Shipping Services Ltd. (“Costamare Services”) (Note 3). On July 6, 2016, the Company implemented a dividend reinvestment plan (the “Plan”) (Note 15). As of June 30, 2021, under the Plan, the Company has issued to its common stockholders 16,025,546 shares, in aggregate. As of June 30, 2021, the aggregate issued share capital was 123,098,161 common shares. At June 30, 2021, members of the Konstantakopoulos Family owned, directly or indirectly, approximately 56.1% of the outstanding common shares, in the aggregate.

As of June 30, 2021, the Company owned and/or operated a fleet of 74 container vessels with a total carrying capacity of approximately 554,979 twenty-foot equivalent units (“TEU”) and three dry-bulk vessels with a total carrying capacity of approximately 172,022 of dead-weight tonnage (“DWT”), through wholly-owned subsidiaries. As of December 31, 2020, the Company owned and/or operated a fleet of 61 container vessels with a total carrying capacity of approximately 435,612 TEU. The Company provides worldwide marine transportation services by chartering its container vessels to some of the world’s leading liner operators under long-, medium- and short-term time charters and since June 14, 2021 (Note 3(d)) expanded its activities into the dry bulk sector. As of June 30, 2021 the Company had agreed to purchase, 29 dry bulk vessels out of which three vessels with a carrying capacity of approximately 172,022 DWT were delivered to the Company  and subsequently chartered to international operators (Note 3(d) and 7).

At June 30, 2021, Costamare had 133 wholly-owned subsidiaries incorporated in the Republic of Liberia, 12 incorporated in the Republic of the Marshall Islands and one incorporated in the Republic of Cyprus.

Revenues for the six-month periods ended June 30, 2020 and 2021, derived from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues) were as follows:

	2020	2021
A	21%	18%
B	22%	21%
C	12%	14%
D	35%	15%
E	7%	13%
Total	97%	81%

The reconciliation of the cash, cash equivalents and restricted cash at end of six-month periods ended June 30, 2020 and 2021 is presented in the table below:

	2020	2021
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	155,668	279,055
Restricted cash – current portion	6,592	6,980
Restricted cash – non-current portion	38,837	62,896
Total cash, cash equivalents and restricted cash	$201,097	$348,931

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for annual financial statements. These statements and the accompanying notes should be read in conjunction with the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2020, filed with the SEC on March 1, 2021.

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the Company’s annual consolidated financial statements and, in the opinion of management, reflect all adjustments, consisting of only normal recurring adjustments, considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2021, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2021.

The outbreak of the COVID-19 virus has had a negative effect on the global economy and, during the first half of 2020, adversely impacted the international container shipping industry. From the onset of the outbreak through most of the second quarter of 2020, time charter rates for container vessels had a sizable drop. However, since June 2020, time charter rates across all sizes of container vessels have improved significantly due to the increased demand for containerized goods coupled with inefficiencies in the global supply chain caused by the pandemic. The Company will continue to monitor the development of the COVID-19 pandemic and its potential direct or indirect negative effects on the containership and dry bulk markets and will provide further updates on the situation if market circumstances warrant it.

The Company will continue monitoring the situation and will evaluate any future estimates and assumptions that require increased judgment when needed.